Note 19 - Non-Cash Transactions (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2013
Note 19 - Non-Cash Transactions (Details) [Line Items]
Liabilities Assumed	96		20,402
Due to Related Parties, Current	3,030	[1]		[1]	3,720	[1]
Puyi Investment [Member]
Note 19 - Non-Cash Transactions (Details) [Line Items]
Ownership Interest, Percentage, Sold	19.50%
Jintaiping [Member]
Note 19 - Non-Cash Transactions (Details) [Line Items]
Percentage of Ownership Interest	19.50%
Liabilities Assumed	7,987

[1]	In 2012, the Group sold 19.5% equity interest of Puyi Investment, a private entity which the Group does not exert significant influence. Concurrently, the Group acquired 19.5% of Jintaiping with the purchase price of RMB7,987. The net amount payable to shareholders of Jintaiping for these two transactions amounted to RMB3,030 (see note 16b(iii)) and was recorded as amounts due to related parties as of December 31, 2012, and recorded as other payables and accrued expenses as of December 31, 2013.